LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LEASES
Schedule of right of use assets

The condensed consolidated balance sheets include the following amounts for right of use (“ROU”) assets as of September 30, 2022 and December 31, 2021 (in thousands):

	September 30,	December 31,
	2022	2021
Operating	$725	$956
Finance	469	743
Total	$1,194	$1,699

The consolidated balance sheets include the following amounts for ROU assets as of December 31, 2021 and 2020 (stated in thousands):

	December 31,
	2021	2020
Operating	$956	$124
Finance	743	608
Total	$1,699	$732

Schedule of components of lease cost

The following are the components of lease cost for operating and finance leases (in thousands):

	Nine Months Ended September 30,
	2022	2021
Lease cost:
Operating leases:
Amortization of ROU assets	$231	$227
Interest on lease liabilities	68	—
Total operating lease cost	299	227
Finance leases:
Amortization of ROU assets	353	372
Interest on lease liabilities	64	69
Total finance lease cost	417	441
Total lease cost	$716	$668

The following are the components of lease cost for operating and finance leases (stated in thousands):

	Year Ended December 31,
	2021	2020
Lease cost:
Operating leases:
Amortization of ROU assets	$124	$212
Interest on lease liabilities	—	15
Total operating lease cost	124	227
Finance leases:
Amortization of ROU assets	381	371
Interest on lease liabilities	67	64
Total finance lease cost	448	435
Total lease cost	$572	$662

Schedule of weighted average lease terms and discount rates for operating and finance leases

	As of	As of
	September 30, 2022	September 30, 2021
Weighted average remaining lease term (years):
Operating leases	3.0	—
Finance leases	2.6	3.1
Weighted average discount rate (%):
Operating leases	10.0	—
Finance leases	7.8	8.1

	As of	As of
	December 31, 2021	December 31, 2020
Weighted average remaining lease term (years):
Operating leases	3.8	0.5
Finance leases	2.9	3.3
Weighted average discount rate:
Operating leases	10.0	6.9
Finance leases	8.0	7.9

Schedule of future minimum lease payments and related lease liabilities of financing leases

Future minimum lease payments and related lease liabilities as of September 30, 2022 were as follows (in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
Remainder of 2022	$84	$165	$249
2023	303	360	663
2024	328	268	596
2025	279	152	431
2026	—	23	23
Total lease payments	994	968	1,962
Less: imputed interest	(145)	(93)	(238)
Present value of lease liabilities	849	875	1,724
Less: current portion of lease liabilities	231	391	622
Noncurrent lease liabilities	$618	$484	$1,102

Future minimum lease payments and related lease liabilities as of December 31, 2021 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2022	$295	$623	$918
2023	303	306	609
2024	328	239	567
2025	278	148	426
2026	—	23	23
Thereafter	—	—	—
Total lease payments	1,204	1,339	2,543
Less: imputed interest	(212)	(147)	(359)
Present value of lease liabilities	992	1,192	2,184
Less: current portion of lease liabilities	153	549	702
Noncurrent lease liabilities	$839	$643	$1,482